Asset Acquisitions (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	Oct. 22, 2019	Feb. 28, 2018	Jan. 31, 2020	Jan. 31, 2019	Sep. 28, 2018	Jan. 31, 2018
Statement [Line Items]
Cash paid			$ 430,420
Common shares issued
Common shares issued for asset acquisition amount				$ 6,650,000
Solmic Patents [Member]
Statement [Line Items]
Description of asset acquisitions	The Company entered into a contract to acquire SolMic AG (“Solmic AG”). Consideration for the acquisition included CHF 10,000 to be paid in cash (paid in March 2020). In connection with the acquisition, the Company entered into an assignment agreement to assign a patented technology called “Solmic” for payments totalling EUR 50,000, of which EUR 11,900 deposit was paid in January 2020, recorded in prepaids and other assets, and the remainder balance remitted in March 2020.
Thrudermic Transdermal Nanotechnology [Member] | March 2, 2018 [Member]
Statement [Line Items]
Common shares issued for asset acquisition			500,000
Common shares issued for asset acquisition amount			$ 830,000
RTIC Patents [member]
Statement [Line Items]
Cash paid on consideration			14,266
Consideration cash payment					$ 429,370
Cash paid		$ 430,420
Common shares issued for asset acquisition		5,000,000
Common shares issued			60,515